Shareholder Report, Holdings (Details) - C000032336	Dec. 31, 2024
Standard Chartered U.S. Treasury RepoFR_935MKJ009_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	7.00%
BNP Paribas Securities Corp. U.S. Treasury RepoFR_927NEF002_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Mitsubishi UFJ U.S. Treasury RepoFR_937KGC001_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Citigroup Global Markets, Inc. U.S. Treasury RepoFR_985TJA004_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Goldman Sachs & Co. U.S. Treasury RepoFR_99VDKE008_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Merrill Lynch, Pierce, Fenner& Smith, Inc. U.S. Treasury RepoFR_99VDMN006_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	6.10%
U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	2.40%
U.S. Treasury Floating Rate NotesFR_91282CLT6_4.480718_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.50%
U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.50%
U.S. Treasury BillsFR_912797PA9_0.010000_2025-04-22
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	42.50%
8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.20%
31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	7.60%
61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	7.00%
91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	14.40%